Income Tax - Schedule Of The Reconciling Items Between The Statutory Rate And The Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Tax rate	24.90%	24.90%	24.90%
Effect of tax rate in foreign jurisdictions	(3.40%)	(2.40%)	(8.20%)
Permanent differences	(6.70%)	(8.90%)	30.40%
Non-recognition of tax losses	(1.50%)	(3.80%)	(15.00%)
Other items	2.00%	(2.90%)	(0.10%)
Effective tax rate	15.30%	6.90%	32.00%